                                   MUNICIPAL
                            MONEY MARKET [BAR LOGO]
                                      FUND

                    [Pictures of People Working & Playing]

         From Our Family to Yours: The Intelligent Creation of Wealth.





                               SEMIANNUAL REPORT
                      Unaudited and Investment Performance
                        Review for the Six Months Ended
                               February 28, 1998



                                [HERITAGE LOGO]

                                                                  April 13, 1998

Dear Fellow Shareholders:

     It is my pleasure to present the semiannual report for Heritage Cash
Trust - Municipal Money Market Fund ("the Fund") for the six month period ended February 28, 1998. As of this date, your Fund's seven-day effective yield was 2.74%, an increase in yield of 0.02% since the beginning of the Fund's fiscal year.

     The U.S. economy continues to enjoy one of the longest post-World War II expansions yet. The current expansion has brought with it very low inflation, an uncommon occurrence this late in such a long period of growth. This situation has been dubbed a "Goldilocks" economy - not too hot, not too cold, but just right. While the Federal Reserve Board (the "Fed") remains committed to raising interest rates if necessary to slow growth and fight inflation, the recent economic conditions have allowed them to be neutral on interest rates. The last change in short-term rates was in March 1997. As a result, there has been very little movement in the yields on your Fund's portfolio. We continue to see little need for the Fed to raise rates. In fact, given the historically high real interest rates (nominal yields less the inflation rate), there may be an equally strong argument that the Fed's next move would be to lower rates.

     In the "old business" category, the Securities and Exchange Commission has announced the effective dates for the amendments to its rule that governs money market fund operations. As we have reported previously, these changes will have very little material effect on the way your Fund is managed.

     As we have mentioned before, your Fund maintains a AAAm rating from Standard & Poor's Ratings Group. This rating reflects the fact that we follow even more restrictive investment criteria in managing your Fund than required by the Securities and Exchange Commission. We also continue to provide a wide range of services that, we hope, make your Fund extremely convenient for you to use. These services include free checking, daily sweeps to and from your brokerage accounts and automatic payment programs. If there are ever any ways in which you believe we could better serve you, please call us at 800-709-3863.

     Please remember that if you are subject to the alternative minimum tax, a portion of your Fund's income may be considered a preference item for tax purposes. Also, if you are subject to a state income tax, a portion of the income your Fund earns from securities issued in your state may be exempt from your state income tax.

     On behalf of all of us at Heritage, thank you for your continuing investment in Heritage Cash Trust - Municipal Money Market Fund.

                                          Sincerely,

                                          /s/ STEPHEN G. HILL
                                          Stephen G. Hill
                                          President

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                  MATURITY/PUT
   AMOUNT                                                                       DATE*          VALUE
  ---------                                                                  ------------   ------------
NOTES, BONDS & VARIABLE RATE DEMAND NOTES--100.1%(A)
--------------------------------------------------
ALABAMA--2.3%
-------------
$   2,200,000  Decatur, 3.55% (b)
                 Pollution Control Revenue Bond
                 Trico Steel Company, Series 98, AMT
                 LOC: Chase Manhattan Bank.................................    03/07/98     $  2,200,000
    2,300,000  Decatur Industrial Development Authority, 3.70% (b)
                 Solid Waste Revenue Bond
                 Amoco Chemical, Series 95, AMT............................    03/07/98        2,300,000
    4,000,000  Selma, 3.50% (b)
                 Industrial Development Revenue Bond
                 Specialty Minerals, Series 94
                 LOC: Wachovia Bank and Trust..............................    03/07/98        4,000,000
    3,500,000  Tuscaloosa County, 3.50%(b)
                 Pollution Control Revenue Bond
                 Tuscaloosa Steel Project, AMT
                 LOC: Bayerische Landesbank................................    03/07/98        3,500,000
                                                                                            ------------
                                                                                              12,000,000
                                                                                            ------------
ALASKA--3.9%
-------------
   20,000,000  Alaska Industrial Development Authority, 3.50% (b)
                 Healy Clean Coal Project, Series 96A, AMT
                 LOC: Bank of America......................................    03/07/98       20,000,000
                                                                                            ------------
ARIZONA--1.6%
-------------
    3,180,000  Navajo County, 3.45% (b)
                 Utility Revenue Bond
                 Citizens Utilities, Series 97B, AMT.......................    03/07/98        3,180,000
    5,100,000  Phoenix Civic Improvement Authority, 3.50% (b)
                 Sub Excise Tax, Series 95, AMT
                 LOC: Hessische Landesbank.................................    03/07/98        5,100,000
                                                                                            ------------
                                                                                               8,280,000
                                                                                            ------------
ARKANSAS--2.1%
--------------
    5,600,000  City of Jacksonville, 3.70% (b)
                 Industrial Development Revenue Bond
                 Regalware, Inc., Series 85
                 LOC: NBD Corporation......................................    03/30/98        5,600,000
    3,500,000  Clark County, 3.60% (b)
                 Solid Waste Revenue Bond
                 Reynolds Metals Project, Series 92, AMT
                 LOC: Sun Bank.............................................    03/07/98        3,500,000
    1,605,000  Russellville, 3.95%
                 Sales and Use Tax, FSA, Series 97.........................    11/01/98        1,605,000
                                                                                            ------------
                                                                                              10,705,000
                                                                                            ------------
COLORADO--5.6%
--------------
    2,000,000  Colorado Student Obligation Authority, 3.50% (b)
                 Student Loan Revenue Bond, Series 97D, AMT
                 LOC: Student Loan Marketing Association...................    03/07/98        2,000,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                  MATURITY/PUT
   AMOUNT                                                                       DATE*          VALUE
  ---------                                                                  ------------   ------------
$   9,500,000  Colorado Student Obligation Authority, 3.50% (b)
                 Student Loan Revenue Bond, Series 89A, AMT
                 LOC: Student Loan Marketing Association...................    03/07/98     $  9,500,000
    5,400,000  Colorado Student Obligation Authority, 3.50% (b)
                 Student Loan Revenue Bond, Series 90A, AMT
                 LOC: Student Loan Marketing Association...................    03/07/98        5,400,000
    9,000,000  Denver Airport Revenue Bond, 3.40% (b)
                 Airport System Revenue, Series 91C
                 LOC: Credit Local de France...............................    03/07/98        9,000,000
    1,400,000  Denver Housing Finance Authority, 3.45% (b)
                 Multi Family Housing Revenue Bond
                 Seasons Apartments Project, Series 90
                 LOC: Rabobank Nederland...................................    03/07/98        1,400,000
    1,700,000  El Paso County, 3.40% (b)
                 Multi Family Housing Revenue Bond
                 Briar Glen Apartments, Series 95
                 LOC: General Electric Credit Corporation..................    03/07/98        1,700,000
                                                                                            ------------
                                                                                              29,000,000
                                                                                            ------------
DELAWARE--3.3%
--------------
   10,000,000  Delaware Economic Development Authority, 3.45% (b)
                 Pollution Control Revenue Bond
                 Star Enterprise Project, Series 97A, AMT
                 LOC: Canadian Imperial Bank of Commerce...................    03/07/98       10,000,000
    7,000,000  Delaware Economic Development Authority, 3.45% (b)
                 Pollution Control Revenue Bond
                 Star Enterprise Project, Series 97B, AMT
                 LOC: Canadian Imperial Bank of Commerce...................    03/07/98        7,000,000
                                                                                            ------------
                                                                                              17,000,000
                                                                                            ------------
DISTRICT OF COLUMBIA--2.0%
--------------------------
    1,000,000  District of Columbia Education Facility, 3.60% (b)
                 American University, Series 86
                 LOC: National Westminster.................................    03/07/98        1,000,000
    3,500,000  District of Columbia Housing Finance Authority, 4.05%
                 Single Family Mortgage Revenue Bond
                 Home Mortgage Revenue, Series 97C, AMT
                 GIC: American International Group.........................    09/01/98        3,500,000
    1,000,000  District of Columbia, GO, 6.63%
                 MBIA, Series 89B..........................................    06/01/98        1,006,952
    5,000,000  District of Columbia, GO, 4.50%
                 Tax Revenue Anticipation Note, Series 98B
                 LOC: Union Bank of Switzerland, Morgan Guaranty Trust
                 Company...................................................    09/30/98        5,017,755
                                                                                            ------------
                                                                                              10,524,707
                                                                                            ------------
FLORIDA--1.9%
-------------
    5,000,000  Dade County Housing Finance Authority, 4.05%
                 Single Family Mortgage Revenue Bond
                 Home Mortgage, Series 97C, AMT
                 GIC: Financial Guaranty Insurance Company.................    10/16/98        5,000,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                  MATURITY/PUT
   AMOUNT                                                                       DATE*          VALUE
  ---------                                                                  ------------   ------------
$   3,400,000  Florida Housing Finance Authority, 3.60% (b)
                 Multi Family Housing Revenue Bond
                 Ashley Lake II, Series 89J, AMT
                 LOC: Barclays Bank........................................    03/07/98     $  3,400,000
    1,350,000  Greater Orlando Aviation Authority, 3.90%
                 Signature Flight, Series 97, AMT
                 LOC: Bayerische Landesbank................................    06/01/98        1,350,000
                                                                                            ------------
                                                                                               9,750,000
                                                                                            ------------
HAWAII--0.6%
------------
    3,400,000  Hawaii Housing Finance Authority, 3.40% (b)
                 Multi Family Housing Revenue Bond
                 Tropicana West Project A, Series 85
                 LOC: Federal Home Loan Bank...............................    03/07/98        3,400,000
                                                                                            ------------
ILLINOIS--8.7%
--------------
   15,000,000  Chicago, 3.50% (b)
                 Airport Revenue Bond
                 Centerpoint, LP, Series 97, AMT
                 LOC: First National Bank of Chicago.......................    03/07/98       15,000,000
    1,300,000  Chicago, 3.36% (b)
                 CSX Beckett Corporation, Series 84
                 LOC: First Chicago Corporation............................    03/30/98        1,300,000
    2,140,000  Hoffman Estates, 4.50%
                 Economic Development Project Area
                 AMBAC, Series 97..........................................    11/15/98        2,148,053
    7,000,000  Jackson-Union County, 3.50% (b)
                 Enron Transportation Services
                 LOC: First Union Bank of North Carolina...................    03/07/98        7,000,000
    4,320,000  Lake County, 3.50% (b)
                 Sewer Revenue Bond
                 Countryside Landfill, Series 96B, AMT
                 LOC: Morgan Guaranty Trust Company........................    03/07/98        4,320,000
   12,630,000  Madison County, 3.45% (b)
                 Solid Waste Revenue Bond
                 Shell Oil/Wood River Project, Series 97, AMT..............    03/07/98       12,630,000
      800,000  Southwestern, 3.70% (b)
                 Solid Waste Revenue Bond
                 Shell Oil/Wood River Project, Series 92, AMT..............    03/07/98          800,000
    2,100,000  Southwestern, 3.60% (b)
                 Industrial Development Revenue Bond
                 Robinson Steel Company, Series 91, AMT
                 LOC: American National Bank of Chicago....................    03/07/98        2,100,000
                                                                                            ------------
                                                                                              45,298,053
                                                                                            ------------
INDIANA--5.6%
-------------
    2,140,000  City of Crawfordsville, 3.55% (b)
                 Industrial Development Revenue Bond
                 Precision Plastics of Indiana, Series 92
                 LOC: Northern Trust Company...............................    03/07/98        2,140,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                  MATURITY/PUT
   AMOUNT                                                                       DATE*          VALUE
  ---------                                                                  ------------   ------------
$   2,000,000  City of Indianapolis, 3.60% (b)
                 Industrial Development Revenue Bond
                 Altec Industries Inc., Project, Series 89, AMT
                 LOC: Wachovia Bank and Trust..............................    03/07/98     $  2,000,000
    8,000,000  City of Jeffersonville, 3.30% (b)
                 Industrial Development Revenue Bond
                 Apollo America Corporation, Series 91, AMT
                 LOC: Chase Manhattan Bank.................................    03/07/98        8,000,000
    4,780,000  City of North Vernon, 3.50% (b)
                 Multi Family Housing Revenue Bond
                 Oak Meadows Apartments Project, Series 95, AMT
                 LOC: Federal Home Loan Bank...............................    03/07/98        4,780,000
    6,000,000  City of Portage, 3.50% (b)
                 Multi Family Housing Revenue Bond
                 Pedcor Investment Apartments Project, Series 95A, AMT
                 LOC: Federal Home Loan Bank...............................    03/07/98        6,000,000
    6,000,000  City of Westfield, 3.50% (b)
                 Industrial Development Revenue Bond
                 PL Porter Project, Series 89, AMT
                 LOC: Bank of America......................................    03/07/98        6,000,000
                                                                                            ------------
                                                                                              28,920,000
                                                                                            ------------
KENTUCKY--0.6%
--------------
    3,100,000  Louisville, 3.60% (b)
                 Airport Revenue Bond
                 Louisville Airport, Series 89B, AMT
                 LOC: National City Bank of Louisville.....................    03/07/98        3,100,000
                                                                                            ------------
LOUISIANA--4.5%
---------------
    3,770,000  Calcasieu Parish, 3.40% (b)
                 Sales Tax District No. 4-A, Series 94
                 LOC: National Westminster.................................    03/07/98        3,770,000
    3,750,000  Calcasieu Parish, 3.45% (b)
                 Sales Tax District No. 4-A, Series 94
                 LOC: National Westminster.................................    03/07/98        3,750,000
    1,910,000  Jefferson Parish, GO, 6.15%
                 Drainage Improvement, FGIC, Series 97.....................    09/01/98        1,930,065
    6,700,000  Lincoln Parish, 3.50% (b)
                 Sewer Revenue Bond
                 Willamette Industrial Project, Series 96, AMT
                 LOC: Deutsche Bank........................................    03/07/98        6,700,000
    5,000,000  New Orleans, 3.92%
                 Single Family Mortgage Revenue Bond
                 Home Mortgage, Series 97C-2, AMT
                 GIC: Trinity Funding......................................    06/01/98        5,000,000
    2,000,000  St. Charles Parish, 3.70% (b)
                 Pollution Control Revenue Bond
                 Shell Oil Company Project, Series 91, AMT.................    03/01/98        2,000,000
                                                                                            ------------
                                                                                              23,150,065
                                                                                            ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                  MATURITY/PUT
   AMOUNT                                                                       DATE*          VALUE
  ---------                                                                  ------------   ------------
MARYLAND--1.4%
--------------
$   1,500,000  Maryland Energy Finance Administration, 3.50% (b)
                 Industrial Development Revenue Bond
                 Keywell Project, Series 96, AMT
                 LOC: Bank of America......................................    03/07/98     $  1,500,000
    5,700,000  Montgomery County, 3.50% (b)
                 Multi Family Housing Revenue Bond
                 Falklands Apartments, AMT
                 Guarantee: Connecticut General Life.......................    03/07/98        5,700,000
                                                                                            ------------
                                                                                               7,200,000
                                                                                            ------------
MASSACHUSETTS--3.2%
-------------------
   16,750,000  Massachusetts Education Finance Authority, 3.55% (b)
                 Student Loan Revenue Bond, Series 97E, AMT
                 GIC: Trinity Funding......................................    03/07/98       16,750,000
                                                                                            ------------
MINNESOTA--0.7%
---------------
    3,600,000  City of St. Paul, 3.80% (b)
                 Multi Family Housing Revenue Bond
                 Kendrick Apartments, Series 97, AMT
                 LOC: First Bank Systems...................................    03/07/98        3,600,000
                                                                                            ------------
MONTANA--0.8%
-------------
    4,000,000  Montana Board of Investments, 3.50% (b)
                 Colstrip Project, Series 89A, AMT
                 LOC: Credit Local de France...............................    03/07/98        4,000,000
                                                                                            ------------
NEBRASKA--0.3%
--------------
    1,600,000  Nebraska Higher Education, 3.50% (b)
                 Student Loan Revenue Bond, Series 86A, AMT
                 LOC: Student Loan Marketing Association...................    03/07/98        1,600,000
                                                                                            ------------
NEW HAMPSHIRE--3.3%
-------------------
    1,600,000  New Hampshire, 3.45% (b)
                 Pollution Control Revenue Bond
                 Connecticut Light & Power, Series 92
                 LOC: Canadian Imperial....................................    03/07/98        1,600,000
    9,000,000  New Hampshire Business Finance Authority, 3.55% (b)
                 Pollution Control Revenue Bond
                 Public Service of New Hampshire, Series 92D, AMT
                 LOC: Barclays Bank........................................    03/07/98        9,000,000
      500,000  New Hampshire Housing Finance Authority, 3.45% (b)
                 Multi Family Housing Revenue Bond
                 Pheasant Run, Series 95, AMT
                 LOC: General Electric Credit Corporation..................    03/07/98          500,000
    2,695,000  New Hampshire Housing Finance Authority, 3.65% (b)
                 Multi Family Housing Revenue Bond
                 Countryside LTD Project, Series 94, AMT
                 LOC: General Electric Credit Corporation..................    03/07/98        2,695,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                  MATURITY/PUT
   AMOUNT                                                                       DATE*          VALUE
  ---------                                                                  ------------   ------------
$   3,600,000  New Hampshire Housing Finance Authority, 3.60% (b)
                 Multi Family Housing Revenue Bond
                 Fairways Project, AMT
                 LOC: General Electric Credit Corporation..................    03/07/98     $  3,600,000
                                                                                            ------------
                                                                                              17,395,000
                                                                                            ------------
NEW YORK--0.3%
--------------
    1,400,000  New York Trust Cultural Restoration, 3.00% (b)
                 Carnegie Hall, Series 85
                 LOC: Westdeutsche Landesbank..............................    03/07/98        1,400,000
                                                                                            ------------
NORTH CAROLINA--1.5%
--------------------
    1,800,000  Halifax County, 3.80% (b)
                 Pollution Control Revenue Bond
                 Louisville, G & E, Series 93, AMT
                 LOC: Credit Suisse........................................    03/07/98        1,800,000
    2,200,000  North Carolina Medical Care Commission, 3.70% (b)
                 Health Facility Revenue Bond
                 Lexington Memorial Hospital, Series 97
                 LOC: First Union Bank of North Carolina...................    03/01/98        2,200,000
    3,600,000  Union County, 3.10% (b)
                 Industrial Development Revenue Bond
                 Square D Company Project, Series 88
                 LOC: Morgan Guaranty Trust Company........................    03/07/98        3,600,000
                                                                                            ------------
                                                                                               7,600,000
                                                                                            ------------
NORTH DAKOTA--1.0%
------------------
    5,000,000  North Dakota Housing Finance Authority, 4.00%
                 Single Family Mortgage Revenue Bond
                 Home Mortgage, Series 97C, AMT
                 GIC: Bayerische Landesbank................................    08/04/98        5,000,000
                                                                                            ------------
OHIO--2.5%
----------
    1,000,000  Lucas County, 3.40% (b)
                 Health Facility Revenue Bond
                 Lutheran Homes, Series 96
                 LOC: Bank One Corporation.................................    03/07/98        1,000,000
    5,000,000  Ohio Housing Finance Authority, 3.80%
                 Single Family Mortgage Revenue Bond
                 Home Mortgage, Series 98A-2, AMT
                 GIC: Trinity Funding......................................    03/01/99        5,000,000
    6,800,000  Ohio Water Development Authority, 3.45% (b)
                 Industrial Development Revenue Bond
                 Timken Company, Series 97, AMT
                 LOC: Wachovia Bank and Trust..............................    03/07/98        6,800,000
                                                                                            ------------
                                                                                              12,800,000
                                                                                            ------------
OKLAHOMA--1.8%
--------------
    2,000,000  Oklahoma Development Finance Authority, 3.60% (b)
                 Shawnee Funding Project, Series 96, AMT
                 LOC: Bank of Nova Scotia..................................    03/07/98        2,000,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                  MATURITY/PUT
   AMOUNT                                                                       DATE*          VALUE
  ---------                                                                  ------------   ------------
$   7,500,000  Optima Municipal Authority, 3.60% (b)
                 Industrial Development Revenue Bond
                 Seaboard Project, Series 94, AMT
                 LOC: Trust Company Bank...................................    03/07/98     $  7,500,000
                                                                                            ------------
                                                                                               9,500,000
                                                                                            ------------
OREGON--1.9%
------------
    9,900,000  Port of Portland, 3.50% (b)
                 Industrial Development Revenue Bond
                 Portland Bulk Terminal, Series 96, AMT
                 LOC: Canadian Imperial Bank of Commerce...................    03/07/98        9,900,000
                                                                                            ------------
PENNSYLVANIA--4.4%
------------------
    3,300,000  Delaware Valley, 3.35% (b)
                 Regional Finance Authority, Series 86
                 LOC: Credit Suisse........................................    03/07/98        3,300,000
    3,350,000  Delaware Valley, 3.35% (b)
                 Regional Finance Authority, Series 85D
                 LOC: Credit Suisse........................................    03/07/98        3,350,000
    3,000,000  Emmaus Local Government, 3.45% (b)
                 Bond Pool Project, Series 89G-10
                 LOC: Kredietbank..........................................    03/07/98        3,000,000
    8,000,000  Indiana County, 3.45% (b)
                 Industrial Development Revenue Bond
                 Conemaugh Project, Series 97A, AMT
                 LOC: Union Bank of Switzerland............................    03/07/98        8,000,000
    5,000,000  Philadelphia, GO, 4.50%
                 Tax Revenue Anticipation Note, Series 97A.................    06/30/98        5,007,967
                                                                                            ------------
                                                                                              22,657,967
                                                                                            ------------
RHODE ISLAND--2.8%
------------------
    2,500,000  City of Providence, 3.50% (b)
                 Washington Street Public Parking Garage, Series 91, AMT
                 LOC: Morgan Guaranty Trust Company........................    03/07/98        2,500,000
    5,000,000  Rhode Island Higher Education, 3.55% (b)
                 Student Loan Revenue Bond, Series 96-2, AMT
                 LOC: National Westminster.................................    03/07/98        5,000,000
    2,600,000  Rhode Island Higher Education, 3.55% (b)
                 Student Loan Revenue Bond, Series 96-3, AMT
                 LOC: National Westminster.................................    03/07/98        2,600,000
    4,400,000  Rhode Island Higher Education, 3.55% (b)
                 Student Loan Revenue Bond, Series 95-1, AMT
                 LOC: National Westminster.................................    03/07/98        4,400,000
                                                                                            ------------
                                                                                              14,500,000
                                                                                            ------------
SOUTH CAROLINA--1.4%
--------------------
    7,500,000  Charleston County, 3.70% (b)
                 Industrial Development Revenue Bond
                 Ziegler Coal Project, Series 97, AMT
                 LOC: Bank of America......................................    03/07/98        7,500,000
                                                                                            ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                  MATURITY/PUT
   AMOUNT                                                                       DATE*          VALUE
  ---------                                                                  ------------   ------------
SOUTH DAKOTA--4.0%
------------------
$  15,600,000  South Dakota Housing Development Authority, 3.65% (b)
                 Single Family Mortgage Revenue Bond
                 Home Mortgage Revenue, Series 97E
                 GIC: Westdeutsche Landesbank..............................    03/07/98     $ 15,600,000
    5,000,000  South Dakota Housing Development Authority, 3.95%
                 Single Family Mortgage Revenue Bond
                 Home Mortgage Revenue, Series 97G, AMT....................    08/13/98        5,000,000
                                                                                            ------------
                                                                                              20,600,000
                                                                                            ------------
TEXAS--10.9%
------------
    8,500,000  Brazos Higher Education, 3.50% (b)
                 Student Loan Revenue Bond, Series B1, AMT
                 LOC: Student Loan Marketing Association...................    03/07/98        8,500,000
    7,600,000  Calhoun County, 3.55% (b)
                 Port Facility
                 Formosa Plastics, Series 94, AMT
                 LOC: Bank of America......................................    03/07/98        7,600,000
    5,700,000  City of Galveston, 3.40% (b)
                 Industrial Development Revenue Bond
                 Mitchell Project, Series 93A, AMT
                 LOC: National Westminster.................................    03/07/98        5,700,000
    1,700,000  Gulf Coast, 3.70% (b)
                 Pollution Control Revenue Bond
                 Amoco Oil Company, Series 94, AMT.........................    03/07/98        1,700,000
    1,565,000  North Texas Higher Education, 4.85%
                 Student Loan Revenue Bond, Series 93B, AMT................    04/01/98        1,566,091
    1,500,000  Panhandle Plains, 3.50% (b)
                 Student Loan Revenue Bond, Series 92B, AMT
                 LOC: Student Loan Marketing Association...................    03/07/98        1,500,000
   19,600,000  Panhandle Plains, 3.50% (b)
                 Student Loan Revenue Bond, Series 97X, AMT
                 LOC: Student Loan Marketing Association...................    03/07/98       19,600,000
    4,400,000  Port of Corpus Christi, 3.35% (b)
                 Industrial Development Revenue Bond
                 Valero Refining, Series 97B
                 LOC: Bank of Montreal.....................................    03/07/98        4,400,000
    5,785,000  Port of Port Arthur, 3.55% (b)
                 Pollution Control Revenue Bond
                 Star Enterprises, Series 97, AMT
                 LOC: Bank of Montreal.....................................    03/07/98        5,785,000
                                                                                            ------------
                                                                                              56,351,091
                                                                                            ------------
UTAH--1.7%
----------
    9,100,000  Salt Lake County, 3.60% (b)
                 Solid Waste Revenue Bond
                 Kennecott Copper Corporation, AMT.........................    03/07/98        9,100,000
                                                                                            ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                  MATURITY/PUT
   AMOUNT                                                                       DATE*          VALUE
  ---------                                                                  ------------   ------------
VIRGINIA--9.7%
--------------
$   3,000,000  Amelia County, 3.50% (b)
                 Solid Waste Revenue Bond
                 Chambers Waste Systems, Inc., AMT
                 LOC: Morgan Guaranty Trust Company........................    03/07/98     $  3,000,000
    1,455,000  Charles City, 3.50% (b)
                 Solid Waste Revenue Bond
                 Chambers Development, Series 90, AMT
                 LOC: Morgan Guaranty Trust Company........................    03/07/98        1,455,000
    2,500,000  Charles City, 3.50% (b)
                 Solid Waste Revenue Bond
                 Chambers Development, Series 89, AMT
                 LOC: Morgan Guaranty Trust Company........................    03/07/98        2,500,000
               City of Alexandria Redevelopment and Housing Authority,
    2,700,000  3.55% (b)
                 Multi Family Housing Revenue Bond
                 Buckingham Village Apartments, Series 96B, AMT
                 LOC: First Union Bank of North Carolina...................    03/07/98        2,700,000
    4,800,000  City of Charles, 3.50% (b)
                 Solid Waste Revenue Bond
                 Chambers Development of Virginia, Series 91, AMT
                 LOC: Morgan Guaranty Trust Company........................    03/07/98        4,800,000
    4,000,000  City of Charles, 3.50% (b)
                 Solid Waste Revenue Bond
                 Chambers Development of Virginia, Series 96, AMT
                 LOC: Morgan Guaranty Trust Company........................    03/07/98        4,000,000
    1,025,000  City of Richmond Housing Finance Authority, 3.40% (b)
                 Old Manchester Project, Series 95A
                 LOC: Wachovia Bank and Trust..............................    03/07/98        1,025,000
               City of Richmond Redevelopment and Housing Authority, 3.80%
   10,660,000  (b)
                 Multi Family Housing Revenue Bond
                 Tobacco Row, Series 89B-7, AMT
                 GIC: Bayerische Landesbank................................    03/07/98       10,660,000
               City of Richmond Redevelopment and Housing Authority, 3.80%
    7,500,000  (b)
                 Multi Family Housing Revenue Bond
                 Tobacco Row, Series 89B-5, AMT
                 GIC: Bayerische Landesbank................................    03/07/98        7,500,000
               City of Richmond Redevelopment and Housing Authority, 3.80%
    2,000,000  (b)
                 Multi Family Housing Revenue Bond
                 Tobacco Row, Series 89B-3, AMT
                 GIC: Bayerische Landesbank................................    03/07/98        2,000,000
    8,295,000  Fairfax County Development Authority, 3.55%
                 Fair Lakes D&K Ltd Partnership, Series 96, AMT
                 LOC: First Union Bank of North Carolina...................    03/07/98        8,295,000
    2,100,000  King George County, 3.80%
                 Industrial Development Revenue Bond
                 Birchwood Power Project, Series 94A, AMT
                 LOC: Credit Suisse........................................    03/01/98        2,100,000
                                                                                            ------------
                                                                                              50,035,000
                                                                                            ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                  MATURITY/PUT
   AMOUNT                                                                       DATE*          VALUE
  ---------                                                                  ------------   ------------
WASHINGTON--3.8%
----------------
$   1,500,000  Washington, 3.40% (b)
                 Student Loan Revenue Bond, Series 88B, AMT
                 LOC: National Westminster.................................    03/07/98     $  1,500,000
   18,400,000  Washington, 3.40% (b)
                 Student Loan Revenue Bond, Series 88A, AMT
                 LOC: National Westminster.................................    03/07/98       18,400,000
                                                                                            ------------
                                                                                              19,900,000
                                                                                            ------------
TOTAL INVESTMENTS (cost $518,516,883)(c), 100.1% (a).....................................    518,516,883
OTHER ASSETS AND LIABILITIES, net, (0.1%) (a)............................................       (636,581)
                                                                                            ------------
NET ASSETS (net asset value, offering and redemption price of $1.00 per share;
517,946,678 shares   outstanding), consisting of paid-in-capital net of accumulated net
realized loss of $66,376, 100%...........................................................   $517,880,302
                                                                                            ============

---------------
  * Earlier of the maturity date or the put date.
(a) Percentages are based on net assets.
(b) Floating rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio.
(c) The aggregate identified cost for federal income tax purposes is the same.
AMBAC--American Municipal Bond Assurance Corporation
AMT--Securities subject to Alternative Minimum Tax
FGIC--Federal Guaranty Insurance Company
FSA--Financial Security Assurance, Inc.
GIC--Credit enhancement provided by guaranteed investment contract with noted institution
GO--General Obligation
LOC--Credit enhancement provided by letter of credit issued by noted institution
MBIA--Municipal Bond Investors Assurance

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, 1998
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Investment Income
-----------------
Interest....................................................                $8,631,615
Expenses (Notes 1 and 4):
  Management fee............................................  $1,120,939
  Distribution fee..........................................     344,220
  Shareholder servicing.....................................      64,357
  Custodian/Fund accounting fees............................      43,611
  State qualification expenses..............................      30,344
  Professional fees.........................................      28,540
  Federal registration fees.................................      28,399
  Reports to shareholders...................................      12,869
  Insurance expense.........................................       5,172
  Trustees' fees and expenses...............................       3,362
  Other.....................................................       2,505
                                                              ----------
Total expenses..............................................                 1,684,318
                                                                            ----------
Net investment income resulting from operations.............                $6,947,297
                                                                            ==========

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              FOR THE SIX MONTH
                                                                PERIOD ENDED         FOR THE YEAR
                                                              FEBRUARY 28, 1998          ENDED
                                                                 (UNAUDITED)        AUGUST 31, 1997
                                                              -----------------    -----------------
Increase (decrease) in net assets:
Operations:
  Net investment income.....................................    $  6,947,297         $ 10,768,959
Distributions to shareholders from net investment income
  ($.015 and $.030 per share, respectively).................      (6,947,297)         (10,768,959)
Increase in net assets from Fund share transactions (Note
  2)........................................................      98,808,038           93,310,792
                                                                ------------         ------------
Increase in net assets......................................      98,808,038           93,310,792
Net assets, beginning of period.............................     419,072,264          325,761,472
                                                                ------------         ------------
Net assets, end of period...................................    $517,880,302         $419,072,264
                                                                ============         ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                        FOR THE SIX MONTH
                                                           PERIOD ENDED            FOR THE YEARS ENDED AUGUST 31,
                                                        FEBRUARY 28, 1998    ------------------------------------------
                                                           (UNAUDITED)        1997     1996     1995     1994     1993
                                                        ------------------   ------   ------   ------   ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD:.................        $1.000         $1.000   $1.000   $1.000   $1.000   $1.000
                                                              ------         ------   ------   ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a)............................          .015           .030     .030     .030     .019     .020
LESS DISTRIBUTIONS:
  Dividends from net investment income................         (.015)         (.030)   (.030)   (.030)   (.019)   (.020)
                                                              ------         ------   ------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD:.......................        $1.000         $1.000   $1.000   $1.000   $1.000   $1.000
                                                              ======         ======   ======   ======   ======   ======
TOTAL RETURN %........................................          1.51(c)        3.00     2.98     3.04     1.90     2.02
RATIOS TO AVERAGE DAILY NET ASSETS(%)/SUPPLEMENTAL
  DATA:
  Operating expenses, net(a)..........................           .73(b)         .75      .77      .77      .77      .77
  Net investment income...............................          3.03(b)        2.96     2.94     3.05     1.89     1.98
  Net assets, end of period ($ millions)..............           518            419      326      283      212      207

---------------
(a)Excludes management fees waived by the Manager in the amount of less than $.001, $.001 and $.001, per share, for the three periods ended August 31, 1995, respectively. The operating expense ratios including such items would have been .79%, .77% and .83%, respectively. No management fees were waived or recovered for the year ended August 31, 1996. The year ended August 31, 1997 includes recovery of previously waived management fees paid to the Manager of $.01 per share. The operating expense ratios excluding such items would have been 74%.
(b)Annualized.
(c)Not annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the "Fund") and the Money Market Fund. The Fund is designed for investors who wish to participate in a portfolio of federally tax-exempt debt securities with remaining maturities of not more than 397 days. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

        State Qualification Expenses: State qualification fees are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

        Other: Investment transactions are recorded on a trade date basis which is generally the same as settlement date. Interest income is recorded on the accrual basis.

Note 2: FUND SHARES. At February 28, 1998, there was an unlimited number of shares of beneficial interest of no par value authorized. Transactions in shares and dollars of the Fund during the six month period ended February 28, 1998 and for the year ended August 31, 1997 at a constant net asset value of $1.00 per share, were as follows:

                                                                        FOR THE SIX MONTH
                                                                          PERIOD ENDED
                                                                        FEBRUARY 28, 1998    FOR THE YEAR ENDED
                                                                           (UNAUDITED)        AUGUST 31, 1997
                                                                        -----------------    ------------------
        Shares sold.................................................      1,292,968,914         1,753,225,618
        Shares issued on reinvestment of distributions..............          6,982,399            10,474,052
        Shares redeemed.............................................     (1,201,143,275)       (1,670,388,878)
                                                                         --------------        --------------
          Net increase..............................................         98,808,038            93,310,792
        Shares outstanding:
          Beginning of period.......................................        419,138,640           325,827,848
                                                                         --------------        --------------
          End of period.............................................        517,946,678           419,138,640
                                                                         ==============        ==============

Note 3: PURCHASES, SALES AND MATURITIES OF SECURITIES. For the six month period ended February 28, 1998, purchases, sales and maturities of short-term investment securities aggregated $603,270,679, $506,365,000 and $9,300,000, respectively.

Note 4: MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate of 0.50% of the first $500,000,000 of the Fund's average daily net assets, 0.475% of the next $500,000,000, 0.45% of the next $500,000,000, 0.425%
        of the next $500,000,000, and 0.40% of any excess over $2,000,000,000 of such net assets, computed daily and payable monthly. Effective January 2, 1996, the Manager agreed to waive a portion of the management fee so that the fee does not exceed the following levels as a percentage of average daily net assets: .50% of the first $250,000,000, .475% of the next $250,000,000, .45% of the next $250,000,000, .425% of the next
        $250,000,000 and .40% on assets over $1 billion of such net assets. The amount payable to the Manager as of February 28, 1998 was $176,618. Pursuant to the Prospectus dated January 2, 1998, the Manager voluntarily will waive its fees

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

        and, if necessary, reimburse the Fund to the extent that operating expenses exceed .75% of its average daily net assets for the fiscal year ending August 31, 1998. The Manager further agreed to waive its fees and, if necessary, reimburse the Fund to the extent that operating expenses exceed .74% of its average daily net assets for the fiscal year ending August 31, 1998.

        The Manager has entered into an agreement with Alliance Capital Management L.P. (the "Subadviser") to provide investment advice and portfolio management services, including placement of brokerage orders, to the Fund for a fee payable by the Manager equal to an annual rate of .125% of average daily net assets on assets up to $100 million, .10% of average daily net assets on assets from $100 million to $250 million, and .05% on average daily net assets exceeding $250 million. For the period ended February 28, 1998 the subadviser earned $189,124 for subadviser fees, which were paid by the Manager.

        The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Fund. The amount payable to the Manager for such expenses as of February 28, 1998 was $21,000. In addition, the Manager performs Fund accounting services for the Fund and charged $22,228 during the period, of which $7,000 was payable as of February 28, 1998.

        Pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays Raymond James & Associates, Inc. (the "Distributor") a fee equal to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Fund shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of February 28, 1998 was $57,718. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust, Heritage Series Trust and Heritage U.S. Government Income Fund, investment companies that are also advised by the Manager or its affiliates (collectively referred to as the Heritage Mutual Funds). Each Trustee of the Heritage Mutual Funds who is not an interested person of the Manager receives an annual fee of $8,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are paid equally by each of the Heritage Mutual Funds.

Note 5: FEDERAL INCOME TAXES. As of August 31, 1997, the Fund has net tax basis capital loss carryforwards of $17,824, $2,029 and $46,523 which may be applied against any realized net taxable gains until their expiration dates in 2001, 2003 and 2004, respectively.

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Heritage Cash Trust - Municipal Money Market Fund
P.O. Box 33022
St. Petersburg, FL  33733


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